UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York 14221


Form 13F File Number: 28-7320


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian                Williamsville, New York            5/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-7320          Robshaw & Julian Associates, Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $113,334,352.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
IBM                              COMMON         459200101 7,639,830   46,850 X                   NONE        x      0    0
CHEVRON                          COMMON         166764100 6,362,226   59,189 X                   NONE        x      0    0
VANGUARD EMERGING MARKETS VIPERS COMMON         922042858 5,052,130  103,210 X                   NONE        x      0    0
PFIZER                           COMMON         717081103 4,707,899  231,802 X                   NONE        x      0    0
UNITED TECHNOLOGIES              COMMON         913017109 4,657,866   55,025 X                   NONE        x      0    0
AFLAC INC                        COMMON         1055102   4,101,006   77,700 X                   NONE        x      0    0
SCHLUMBERGER                     COMMON         806857108 4,058,302   43,516 X                   NONE        x      0    0
GENERAL ELECTRIC CO.             COMMON         369604103 3,930,261  196,023 X                   NONE        x      0    0
PEPSICO INC                      COMMON         713448108 3,637,104   56,468 X                   NONE        x      0    0
GOLDMAN SACHS                    COMMON         38141G104 3,538,366   22,310 X                   NONE        x      0    0
TEVA                             COMMON         881624209 3,466,747   69,100 X                   NONE        x      0    0
SPDR S&P EMERGING ASIA PACIFIC   COMMON         78463X301 3,397,485   39,900 X                   NONE        x      0    0
J P MORGAN CHASE                 COMMON         46625H100 3,297,764   71,535 X                   NONE        x      0    0
INTEL CORP                       COMMON         458140100 3,242,078  160,658 X                   NONE        x      0    0
JOHNSON & JOHNSON                COMMON         478160104 2,861,775   48,300 X                   NONE        x      0    0
PROCTOR & GAMBLE                 COMMON         742718109 2,764,300   44,875 X                   NONE        x      0    0
EXXON CORP                       COMMON         302290101 2,751,556   32,706 X                   NONE        x      0    0
AT&T                             COMMON         00206R102 2,731,177   89,225 X                   NONE        x      0    0
SUNCOR                           COMMON         867224107 2,718,425   60,625 X                   NONE        x      0    0
MC CORMICK                       COMMON         579780206 2,678,480   56,000 X                   NONE        x      0    0
NUCOR                            COMMON         670346105 2,590,926   56,300 X                   NONE        x      0    0
CSX                              COMMON         126408103 2,538,780   32,300 X                   NONE        x      0    0
DONALDSON                        COMMON         257651109 2,511,358   40,975 X                   NONE        x      0    0
SOVRAN SELF STORAGE              COMMON         78462F103 2,483,740   62,800 X                   NONE        x      0    0
APPLE                            COMMON         37833100  2,366,383    6,790 X                   NONE        x      0    0
ENCANA                           COMMON         292505104 2,354,946   68,200 X                   NONE        x      0    0
ILLINOIS TOOL WORKS              COMMON         452308109 2,286,323   42,560 X                   NONE        x      0    0
STRYKER                          COMMON         863667101 2,185,760   35,950 X                   NONE        x      0    0
XBI                              COMMON         78463X301 2,094,909   31,375 X                   NONE        x      0    0
HOME DEPOT                       COMMON         437076102 1,916,929   51,725 X                   NONE        x      0    0
SYSCO CORP                       COMMON         871829107 1,843,435   66,550 X                   NONE        x      0    0
CISCO                            COMMON         17275R102 1,717,487  100,145 X                   NONE        x      0    0
MICROSOFT                        COMMON         594918104 1,702,958   67,072 X                   NONE        x      0    0
PAYCHEX                          COMMON         704326107 1,607,953   51,225 X                   NONE        x      0    0
VAW                              COMMON         92204A801 1,196,832   13,700 X                   NONE        x      0    0
COCA COLA CO.                    COMMON         191216100 1,160,950   17,500 X                   NONE        x      0    0
PRAXAIR                          COMMON         74005P104   977,900    9,625 X                   NONE        x      0    0
DU PONT E I DE NEMOURS           COMMON         263534109   898,650   16,348 X                   NONE        x      0    0
BARCLAYS                         COMMON         06738E204   545,561   30,075 X                   NONE        x      0    0
3M                               COMMON         88579Y101   486,200    5,200 X                   NONE        x      0    0
BRISTOL MYERS                    COMMON         110122108   271,595   10,276 X                   NONE        x      0    0